October 21, 1996
                         PREMIER AGGRESSIVE GROWTH FUND
                           SUPPLEMENT TO PROSPECTUS
                             DATED JANUARY 8, 1996
                         AS REVISED SEPTEMBER 23, 1996
        THE FOLLOWING INFORMATION REPLACES AND SUPERSEDES ANY CONTRARY
INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "HOW
TO BUY SHARES."
        Payments which are mailed should be sent to Premier Aggressive Growth Fund, P.O. Box 6587, Providence, Rhode Island 02940-6587. If you are opening a new account, please enclose your Account Application indicating which Class of shares is being purchased. For subsequent investments, your Fund account number should appear on the check and an investment slip should be enclosed. For Dreyfus retirement plan accounts, payments which are mailed should be sent to The Dreyfus Trust Company, Custodian, P.O. Box 6427, Providence,
Rhode Island 02940-6427.
        The DDA number for payments transmitted by wire to The Bank of New York for purchase of Class A, Class B, Class C or Class R shares of the Fund in your name is as follows:
                                 DDA# 8900119276
The wire must indicate the Class of shares being purchased and must include the other required information with respect to wire payments set forth under "How to Buy Shares" in the Fund's Prospectus.
                                                                    009s102196




                                                              October 21, 1996
                        PREMIER GROWTH AND INCOME FUND
                           SUPPLEMENT TO PROSPECTUS
                             DATED JULY 1, 1996
        THE FOLLOWING INFORMATION REPLACES AND SUPERSEDES ANY CONTRARY
INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "HOW
TO BUY SHARES."
        Payments which are mailed should be sent to Premier Growth and Income Fund, P.O. Box 6587, Providence, Rhode Island 02940-6587. If you are opening a new account, please enclose your Account Application indicating which Class of shares is being purchased. For subsequent investments, your Fund account number should appear on the check and an investment slip should be enclosed. For Dreyfus retirement plan accounts, payments which are mailed should be sent to The Dreyfus Trust Company, Custodian, P.O. Box 6427, Providence,
Rhode Island 02940-6427.
        The DDA number for payments transmitted by wire to The Bank of New York for purchase of Class A, Class B, Class C or Class R shares of the Fund in your name is as follows:
                               DDA# 8900276320
The wire must indicate the Class of shares being purchased and must include the other required information with respect to wire payments set forth under "How to Buy Shares" in the Fund's Prospectus.
        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES ANY CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "HOW
TO BUY SHARES-CLASS A SHARES."
        Effective immediately, a CDSC of 1% will be assessed at the time of redemption of Class A shares purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year of purchase.
                                                                    320s102196